Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		R$ 47,698	R$ 61,284
Other liabilities		872	775
Loans and financing		1,259	2,887
Debentures(i)	[1]	20,697	40,740
Deferred and contingent consideration		266,577	277,183
Lease liabilities		1,936	1,891
Related parties		1,252	1,078
Total		340,291	385,838
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		47,698	61,284
Other liabilities		872	775
Loans and financing		392	2,512
Debentures(i)	[1]	20,697	40,740
Deferred and contingent consideration		266,577	277,183
Lease liabilities		573	773
Related parties		1,252	1,078
Total		338,061	384,345
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers
Other liabilities
Loans and financing		867	375
Debentures(i)	[1]
Deferred and contingent consideration
Lease liabilities		1,363	1,118
Related parties
Total		R$ 2,230	R$ 1,493

[1]	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2025, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows: